Consolidated statement of financial position - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill and intangible assets	€ 6,930,000,000	€ 7,051,000,000
Property, plant and equipment	2,015,000,000	1,924,000,000
Right-of-use assets	929,000,000	884,000,000
Investments in associated companies and joint ventures	199,000,000	243,000,000
Non-current interest-bearing financial investments	697,000,000
Other non-current financial investments	828,000,000	758,000,000
Deferred tax assets	3,834,000,000	1,272,000,000
Other non-current financial assets	252,000,000	325,000,000
Defined benefit pension assets	6,754,000,000	7,740,000,000
Other non-current receivables	239,000,000	255,000,000
Total non-current assets	22,677,000,000	20,452,000,000
Current assets
Inventories	3,265,000,000	2,392,000,000
Trade receivables	5,549,000,000	5,382,000,000
Contract assets	1,203,000,000	1,146,000,000
Other current receivables	934,000,000	859,000,000
Current income tax assets	153,000,000	214,000,000
Other current financial and firm commitment assets	615,000,000	336,000,000
Current interest-bearing financial investments	3,080,000,000	2,577,000,000
Cash and cash equivalents	5,467,000,000	6,691,000,000
Total current assets	20,266,000,000	19,597,000,000
Total assets	42,943,000,000	40,049,000,000
Capital and reserves attributable to equity holders of the parent
Share capital	245,896,461.96	245,896,461.96
Share premium	503,000,000	454,000,000
Treasury shares	(352,000,000)	(352,000,000)
Translation differences	169,000,000	(396,000,000)
Fair value and other reserves	3,905,000,000	4,219,000,000
Reserve for invested unrestricted equity	15,487,000,000	15,726,000,000
Retained earnings/(accumulated deficit)	1,375,000,000	(2,537,000,000)
Total capital and reserves attributable to equity holders of the parent	21,333,000,000	17,360,000,000
Non-controlling interests	93,000,000	102,000,000
Total equity	21,426,000,000	17,462,000,000
Non-current liabilities
Long-term interest-bearing liabilities	4,249,000,000	4,537,000,000
Long-term lease liabilities	858,000,000	824,000,000
Deferred tax liabilities	332,000,000	282,000,000
Defined benefit pension and post-employment liabilities	2,459,000,000	3,408,000,000
Contract liabilities	120,000,000	354,000,000
Deferred revenue and other non-current liabilities	103,000,000	436,000,000
Provisions	622,000,000	645,000,000
Total non-current liabilities	8,743,000,000	10,486,000,000
Current liabilities
Short-term interest-bearing liabilities	228,000,000	116,000,000
Short-term lease liabilities	184,000,000	185,000,000
Other financial and firm commitment liabilities	1,038,000,000	762,000,000
Current income tax liabilities	185,000,000	202,000,000
Trade payables	4,730,000,000	3,679,000,000
Contract liabilities	1,977,000,000	2,293,000,000
Deferred revenue and other current liabilities	3,619,000,000	3,940,000,000
Provisions	813,000,000	924,000,000
Total current liabilities	12,774,000,000	12,101,000,000
Total liabilities	21,517,000,000	22,587,000,000
Total shareholders' equity and liabilities	€ 42,943,000,000	€ 40,049,000,000